Equity - Treasury Stock Purchase (Narrative) (Details) - USD ($) $ in Thousands	7 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Feb. 28, 2017
Equity [Abstract]
Purchase of treasury stock	$ 0	$ 20,265
Bankruptcy claims, common shares available to unsecured creditors (in shares)		7,080,000	7,080,000